Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at December 31, 2020 and 2019:

		As at December 31, 2020			As at December 31, 2019
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value		Notional Amount	Fair Value
		($ in millions)			($ in millions)
Foreign Exchange Contracts	Derivatives at Fair Value	$803.1	$21.5	(1)	$687.3	$8.1	(1)
Foreign Exchange Contracts	Liabilities under Derivative Contracts	$599.2	$(13.6)		$1,009.0	$(8.9)
Interest Rate Swaps	Liabilities under Derivative Contracts	$—	$—	(2)	$1,800.0	$(78.3)
 ______________
(1)Net of $3.4 million of cash collateral (December 31, 2019 — $2.9 million).
(2)Initial and variation margin of $Nil has been posted (December 31, 2019 — $111.1 million).

		As at December 31, 2020		As at December 31, 2019
Derivatives Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivatives at Fair Value	$90.6	$5.3	$85.5	$4.8

Gain/(Loss) Recognized in Income on Derivative
The following table provides the unrealized and realized gains/(losses) recorded in the statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the twelve months ended December 31, 2020 and 2019:

		Amount of (Loss)/Gain Recognized on Derivatives
		For the Twelve Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	December 31, 2020	December 31, 2019
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	16.0	(14.0)
Interest Rate Swaps	Change in Fair Value of Derivatives	(81.1)	(130.2)

Derivatives designated as hedges
Foreign Exchange Contracts	General, administrative and corporate expenses	(3.2)	0.9
Foreign Exchange Contracts	Net change from current period hedged transactions	0.3	4.8